U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form
                              Please print or type.

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1.       Name and address of issuer:       ReliaStar Bankers Security Variable
                                           Life Separate Account I of
                                           ReliaStar Bankers Security Variable
                                             Life Insurance Company
                                           4601 Fairfax Drive
                                           Arlington, VA 22203
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2.       Name of each series or class of funds for which this notice is filed:
         N/A
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3.       Investment Company Act File Number:         811-03427
         Securities Act File Number:                 2-76642
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4.       Last day of fiscal year for which this notice is filed:
         December 31, 1996
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5.       Check box if notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]
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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None
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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None
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9.       Number and aggregate sale price of securities sold during the fiscal year:

                  207,975           $5,022,564
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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  107,493           $2,595,941
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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  100,482           $2,426,623
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
12.      Calculation of registration fee:

         (i) Aggregate  sale price of securities  sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                                                        $ 2,595,941
                                                                                              ---------------------
         (ii)  Aggregate  price of shares  issued in  connection  with  dividend reinvestment plans (from Item 11, if applicable):
                                                                                                        + 2,426,623
                                                                                              ---------------------
         (iii)  Aggregate  price of shares  redeemed or  repurchased  during the fiscal year (if applicable):
                                                                                                      -   1,315,277
                                                                                              ---------------------
         (iv) Aggregate  price of shares  redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                                                 +
                                                                                              ---------------------
         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii),  plus line (iv)] (if applicable):
                                                                                                          3,707,287
                                                                                               --------------------
         (vi)  Multiplier  prescribed by Section 6(b) of the  Securities  Act of
         1933 or other applicable law or regulation (see Instruction C.6):
                                                                                                        x  .030303%
                                                                                                -------------------
         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                                                            $ 1,123
                                                                                               --------------------
INSTRUCTION:
          Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being  filed  within 60 days  after the close of the  issuer's fiscal year. See Instruction C.3.

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [ X ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 18, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the date indicated.

By (signature and Title)*   /s/Robert B. Saginaw
                            -----------------------------
                               ROBERT B. SAGINAW, COUNSEL

Date     FEBRUARY 18, 1997

* Please print the name and title of the signing officer below the signature.



February 18, 1997


ReliaStar Bankers Security Life Insurance Company
4601 Fairfax Drive
Arlington, VA  22203

Re:  Registration 2-76642

Gentlemen:

I have examined the documents relating to the establishment of ReliaStar Bankers Security Variable Life Separate Account I, (the "Separate Account") for variable Life contracts established by the Board of Directors of ReliaStar Bankers Security Life Insurance Company (the "Company") as a separate account pursuant to New York Insurance Statutes 4220 as amended, and other matters of law as deemed necessary for this opinion and advise you that in my opinion:

1. The Separate Account is a separate account of the Company duly created and validly existing pursuant to the laws of the State of New York.

2. The contracts that have been issued by the Company to date are described in the prospectuses which constitute a part of the registration statement filed with the Securities and Exchange Commission and are legal and binding obligations of the Company in accordance with their respective terms.

3. The portion of the assets held in the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account are not chargeable with liabilities out of any other business of the Company.

I consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Company's filing a Rule 24f-2 Notice under the Investment Company Act of 1940.

Sincerely,


/s/Robert B. Saginaw
--------------------
   Robert B. Saginaw
    Counsel

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